Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
35	SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after December 31, 2024 up through May 13, 2025, which is the date that these consolidated financial statements are available for distribution. Other than the events disclosed below:

●	In April 23, 2025, the Company completed the disposal of its wholly-owned subsidiary, Imej Jiwa Communication Sdn. Bhd. to a third party, as part of its strategic restructuring efforts.

●	On April 3, 2025, the Company effectuated a 1 for 20 reverse share split of its authorized share capital.

●	From January 15, 2025, until April 3, 2025, 871,843 (17,438,855 prior to 1 to 20 reverse share split) ordinary shares were issued to Alumni Capital LP, in aggregate, to pursue the purchase and sale of securities agreement signed with Alumni Capital LP in August 1, 2024

●	From January 8, 2025 until March 17, 2025, 743,494 (14,869,873 prior to 1 to 20 reverse share split) ordinary shares were issued to various investors between USD1.19 to USD2 per share.

●	From January 7, 2025 and April 4, 2025, 368,612 (7,372,241 prior to 1 to 20 reverse share split) and 194,315 after share split ordinary shares were issued to executive director and C-suites management employees as performance bonus.

●	On January 9, 2025, 1,969 (39,370 prior to 1 to 20 reverse share split) ordinary shares were issued to W Capital Market Pte. Ltd. Pursuant to the engagement letter for its as Arranger.